Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments to Purchase Goods or Services and for Future License and Royalty Payments	At December 31, 2025, we had commitments to purchase goods or services and to make future license and royalty payments. They are as follows:

Years ending December 31, (in thousands)	Purchase commitments	License & royalty commitments

2026	$78,587	$1,933
2027	42,675	1,986
2028	22,500	1,844
2029	3,465	1,852
2030	1,506	1,881
Thereafter	—	9,029
	$148,733	$18,525

Changes in the Carrying Amount of Warranty Liability	The
changes in the carrying amount of warranty obligations for the years ended December 31, 2025 and 2024 are as follows:

(in thousands)	2025	2024

Balance at beginning of year	$2,810	$3,944
Provision charged to cost of sales	3,383	2,675
Usage	(3,099)	(2,643)
Adjustments to previously provided warranties, net	(26)	(1,016)
Currency translation	159	(150)
Balance at end of year	$3,227	$2,810